Related Party Transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Related Party Transaction [Line Items]
Total management fees and expenses	$ 1.9	$ 2.0	$ 3.8	$ 4.0	$ 6.7	$ 7.9	$ 7.4
Golden Gate Capital [Member]
Related Party Transaction [Line Items]
Total management fees and expenses	1.4	1.5	2.8	3.0	4.9	5.9	5.6
Summit Partners [Member]
Related Party Transaction [Line Items]
Total management fees and expenses	$ 0.5	$ 0.5	$ 1.0	$ 1.0	$ 1.8	$ 2.0	$ 1.8